Investments - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Revenues	$ 19,605	$ 12,917	$ 9,646	$ 8,072	$ 9,852	$ 7,857	$ 22,563	$ 17,709	$ 42,168	$ 25,781	$ 37,343	$ 25,461
Net income (loss)	(25,326)	(26,786)	(63,312)	$ (22,267)	(15,929)	$ (16,778)	(90,098)	(32,707)	(115,424)	(54,974)	(76,356)	(46,689)
Net loss attributable to the Company		130			$ 3,095		(478)	$ 2,813	(941)	$ 2,346	(1,422)	(1,606)
Current assets	177,483	208,917	240,647				208,917		177,483		123,897	148,675	$ 123,897
Current liabilities	$ 33,743	$ 32,615	$ 34,077				$ 32,615		$ 33,743		55,981	49,290
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues											40,985	40,244
Gross profit											7,319	(5,703)
Net income (loss)											(6,221)	(9,695)
Current assets											72,711	56,204
Non-current assets											114,736	270,454
Current liabilities											15,534	64,499
Non-current liabilities											$ 114,934	$ 58,802